Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2016
Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only) [Abstract]
Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only)

	December 31,
	2015	2016
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$35	$26
Other current assets	182	194
Total current assets	217	220

NON-CURRENT ASSETS:
Investments in subsidiaries*	3,781,705	143,381
Total non-current assets	3,781,705	143,381

Total assets	$3,781,922	$143,601

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Other current liabilities	$9,913	$3,007
Total current liabilities	9,913	3,007

NON-CURRENT LIABILITIES
Long term debt, net of current portion	497,244	129,844
Total non-current liabilities	497,244	129,844

STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2015 and 2016, nil issued and outstanding at December 31, 2015 and 2016, respectively
Common stock, $0.01par value; 1,000,000,000 shares authorized, at December 31, 2015 and 2016, 160,888,606 issued and outstanding at December 31, 2015 and 2016, respectively	1,609	1,609
Treasury stock ; 22,222,222 shares at December 31, 2015 and $0.01 par value; 78,301,755 shares at December 31, 2016	(222)	(783)
Additional paid-in capital	3,572,549	3,524,426
Accumulated other comprehensive loss	(22,841)	3,346
Accumulated deficit	(276,330)	(3,517,848)
Total stockholders' equity	3,274,765	10,750
Total liabilities and stockholders' equity	$3,781,922	$143,601

*      Eliminated in consolidation

	For the year ended December 31,
	2014	2015	2016
EXPENSES:

General and administrative expenses	$7,983	$6,924	17,995

Operating loss	(7,983)	(6,924)	(17,995)

OTHER INCOME / (EXPENSES):
Interest and finance costs	(82,109)	(65,988)	(37,905)
Interest income	1,383	-	-
Other, net	6,224	5,041	177

Total other (expenses), net	(74,502)	(60,947)	(37,728)

Equity/(loss) in earnings of subsidiaries*	342,288	147,885	(3,185,795)

Net income/(loss)	$259,803	$80,014	$(3,241,518)

Net Income/(loss) To Common Stockholders	$259,031	$78,839	$(3,241,518)

Earnings/(loss) per common share, basic and diluted	$1.96	$0.57	$(33.43)

Weighted average number of shares, basic and diluted	131,837,227	138,757,176	96,950,847

* Eliminated in consolidation

	For the year ended December 31,
	2014	2015	2016
Net income/(loss)	$259,803	$80,014	(3,241,518)

Other Comprehensive income / (loss):
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	1,034	1,035	26,187
Actuarial gains/(losses)	(1,518)	62	-
Other Comprehensive income / (loss)	(484)	1,097	26,187
Total Comprehensive income /(loss)	$259,319	$81,111	(3,215,331)

	For the year ended December 31,
	2014	2015	2016
Net Cash Used in Operating Activities	$(88,302)	237,535	$(54,326)

Cash Flows from Investing Activities:
Investments in subsidiaries	289,654	(379,993)	54,317
Loan to parent	(120,000)	-	-
Proceeds from arrangement fees	3,000	-	-
Net Cash Provided by / (used in) Investing Activities	172,654	(379,993)	54,317

Cash Flows from Financing Activities:
Proceeds from senior notes	500,000	-	-
Payment of senior notes	(500,000)	-	-
Dividends paid	(75,194)	(50,281)	-
Payments for issuance of subsidiaries shares	(466)	-	-
Payment of financing fee	(8,690)	-	-
Net proceeds from common stock issuance	-	192,714	-
Net Cash (used in)/provided by Financing Activities	(84,350)	142,433	-
Net increase/(decrease) in cash and cash equivalents	2	(25)	(9)
Cash and cash equivalents at beginning of year	58	60	35
Cash and cash equivalents at end of year	$60	35	$26

 Schedule I- Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only)

In the condensed financial information of the Parent Company, the Parent Company's investment in subsidiaries is stated at cost plus equity in undistributed earnings/(loss) of subsidiaries.

There are no legal or regulatory restrictions on the Parent Company's ability to obtain funds from its subsidiaries through dividends, loans or advances sufficient to satisfy the obligations discussed below that are due on or before December 31, 2016.

On April 27, 2011, the Parent Company issued $500,000 aggregate principal amount of 9.5% Senior Unsecured Notes due 2016. The notes were unsecured obligations and ranked senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness. The 9.5% Senior Unsecured Notes were repurchased or redeemed in connection with the 7.25% Senior Unsecured Notes offering discussed below.

On March 26, 2014, the Parent Company issued $500,000 aggregate principal amount of 7.25% senior unsecured notes due 2019. The notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

On November 18, 2014, the Parent Company entered into a $120,000 unsecured facility with its former parent company, DryShips. The loan from the Parent Company to DryShips bore interest at a LIBOR plus margin rate and was due in May 2016. During the year ended December 31, 2015, the Parent Company exchanged the $120,000 unsecured facility for an aggregate amount of 22,222,222 of the Company's shares owned by Dryships. These shares were not retired and are held as treasury stock.

The Parent Company is guarantor on the $1,300,000 facilities, the $1,900,000 facilities, the $462,000 facility and the 6.5% Senior Secured Notes due 2017 described in Note 9 "Long-term Debt" to the consolidated financial statements. As of December 31, 2016, the amount outstanding relating to these three facilities amounted to $3,358,542 in aggregate and the amount outstanding relating to the 6.5% Senior Secured Notes amounted to $459,723.

During the year ended December 31, 2015, the Parent Company paid dividends of $50,281 and no dividends were paid during 2016.

The condensed financial information of the Parent Company should be read in conjunction with the Company's consolidated financial statements.